Changes in Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Balance at beginning of period	$ 616,621	$ 616,204
Acquisitions	1,484,272	444
Divestitures	(32,094)
Adjustments to purchase price allocations		(27)
Balance at end of period	2,068,799	616,621
Mid-America Group
Goodwill [Line Items]
Balance at beginning of period	263,967	263,868
Division reorganization	18,150
Acquisitions		99
Balance at end of period	282,117	263,967
Southeast Group
Goodwill [Line Items]
Balance at beginning of period		50,001
Acquisitions		345
Balance at end of period	50,346	50,346
West Group
Goodwill [Line Items]
Balance at beginning of period	302,308	302,335
Division reorganization	(18,150)
Acquisitions	600,372
Divestitures	(32,094)
Adjustments to purchase price allocations		(27)
Balance at end of period	852,436	302,308
Cement
Goodwill [Line Items]
Acquisitions	883,900
Balance at end of period	$ 883,900